Employee defined benefits plans obligation - Summary of employee benefit costs (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Disclosure of information about defined benefit plans [abstract]
Cost of the current services	$ (38)	$ (99)	$ (68)	$ (161)
Cost of interest	(126)	(466)	(152)	(484)
Reductions		177
Return on plan assets	56			38
Total	$ (132)	$ (368)	$ (220)	$ (134)